Merchandise Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2024
Merchandise Inventories, Net [Abstract]
Schedule of Merchandise Inventories, Net	Merchandise inventories, net, consisted of the following:
	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Hair styling series	–	911,875	116,520
Trimmer series	–	23,398	2,990
Nail care series	–	258,628	33,048
Other personal care appliances	–	661,785	84,563
Less: inventory allowances	–	–	–
Merchandise inventories, net	–	1,855,686	237,121